Accrued Liabilities and Other and Other Long-Term Liabilities - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Asset retirement obligation		$ 42,400	$ 30,900
Asset Retirement Obligation, Current		12,000	0
Asset Retirement Obligations, Noncurrent		37,996	31,068
Finance Lease, Right-of-Use Asset		2,105,372	$ 2,219,026
Petrojarl Banff FPSO
Asset retirement obligation		42,400
Asset Retirement Obligation, Current		12,000
Asset Retirement Obligations, Noncurrent		30,400
Asset Retirement Obligation Costs Recoverable		9,300
Petrojarl Foinaven FPSO
Asset retirement obligation		7,400
Direct financing lease payments received	$ 67,000
Finance Lease, Right-of-Use Asset		$ 14,600